Intangible Assets - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 29, 2010 EUR (€)	Aug. 31, 2007 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	10 years	10 years
Intellectual property protection period	20 years	20 years
Description of discount rate assumptions	14.6%, in line with industry standards for biotechnological and WACC used by Equity Research companies following the Group	14.6%, in line with industry standards for biotechnological and WACC used by Equity Research companies following the Group
Sales revenue growth rate	25.00%
Milestone Payments | $		$ 0.2
Impairment of intangible assets	€ 35.5
Horizon discovery agreement [member]
Disclosure of detailed information about intangible assets [line items]
CAR-T Therapies acquired	1.0
CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets	6.0
Fair value of intellectual rights assets	€ 1.5
Description of key assumptions	The recoverable amount has been calculated based on the fair value less costs to sell model, which requires the use of assumptions. The calculations use cash flow projections based on 11-year period business plan based on probability of success of CYAD-01 and CYAD-101 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-01 and CYAD-101. CGU recoverable value, determined accordingly, exceeds its carrying amount.	The recoverable amount has been calculated based on the fair value less costs to sell model, which requires the use of assumptions. The calculations use cash flow projections based on 11-year period business plan based on probability of success of CYAD-01 and CYAD-101 product candidates as well as extrapolations of projected cash flows resulting from the future expected sales associated with CYAD-01 and CYAD-101. CGU recoverable value, determined accordingly, exceeds its carrying amount.
Period over which management has projected cash flows	11 year	11 year
Impairment loss on intangible assets and goodwill | $		$ 0.0
C-Cure [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward	100.00%
HeartXs assets [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of impairment allowances carry forward	100.00%
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	20 years	20 years
Intangible assets			€ 2.3	€ 9.5
Patents 1 [member] | CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on intangible assets	€ 1.2
Patents 1 [member] | CorQuest LLC [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	18 years	18 years
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	5 years	5 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization period	3 years	3 years